Note 9 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2025	2024
Leasehold improvements	$617	$605
Furniture, fixtures and equipment	4,578	3,958
	5,195	4,563
Accumulated depreciation	(3,655)	(2,937)
Premises and equipment, net	$1,540	$1,626